UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
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                         UBS Event & Equity Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                    UBS EVENT & EQUITY FUND, LLC
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2005

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                                                                                                  REALIZED &
                                                                                                  UNREALIZED
                                                                                                  GAIN (LOSS)
                                                                                  % OF MEMBERS'     FROM
INVESTMENT FUND:                                        COST        FAIR VALUE       CAPITAL      INVESTMENTS     LIQUIDITY
-------------------------------------------------   ------------   ------------   -------------  -------------   ------------
Aspen Partners, L.P. Series A                       $ 17,444,000   $ 19,994,292           5.29%   $ (2,281,528)     Annually
Atticus Alpha Fund, Ltd.                              15,000,000     17,492,951           4.63%      1,376,837     Quarterly
Brookdale International Partners, L.P.                 8,500,000      8,530,658           2.26%         30,658     Quarterly
Canyon Value Realization Fund, L.P.                   13,500,000     18,942,277           5.01%      1,443,770      Annually
Cycladic Cayalyst Fund, Ltd                            5,000,000      5,340,405           1.41%        340,405     Quarterly
Cycladic Cayalyst Fund, L.P.                          12,000,000     13,116,884           3.47%      1,116,884     Quarterly
Epsilon Global Active Value Fund III-Structured
  Strategies., L.P.                                    5,000,000      3,645,164           0.96%     (1,354,836)     Annually
Epsilon Global Active Value Fund II-B, L.P.           19,000,000     21,520,722           5.70%         47,122     Quarterly
Gracie Capital L.P.                                   11,000,000     15,715,679           4.16%      1,391,613      Annually
Harbert Distressed Investment Fund, L.P.              14,000,000     21,118,070           5.59%      1,658,604     Quarterly
Kamunting Street, L.P.                                12,500,000     13,010,683           3.44%        193,012     Quarterly
LaGrange Capital Partners, L.P.                       11,000,000     12,635,089           3.34%      1,635,089      Annually
North Run Master, L.P.                                13,000,000     14,987,296           3.97%      1,039,578     Quarterly
OZ Domestic Partners, L.P.                            22,500,000     29,469,627           7.80%      2,052,497      Annually
Para Partners, L.P.                                   18,000,000     21,518,440           5.71%        875,798     Quarterly
Scottwood Partners, L.P.                               6,000,000      8,784,888           2.33%        380,494     Quarterly
Seneca Capital, L.P.                                  18,000,000     24,618,923           6.52%      1,953,446      Annually
Stadia Capital Partners (QP), L.P.                    16,300,000     20,161,434           5.34%      1,001,754     Quarterly
Trilogy Financial Partners, L.P.                      15,000,000     18,312,441           4.85%      1,014,415     Quarterly
Waterstone Market Neutral Fund, L.P.                   6,000,000      5,847,762           1.55%       (201,848)    Quarterly
Wesley Capital QP, L.P.                               17,000,000     20,221,230           5.35%      1,733,312     Quarterly
Whitney New Japan Partners, L.P.                      10,000,000     16,263,586           4.30%      1,908,534     Quarterly
Redeemed Investment Funds                                     --             --             --      (5,992,108)
                                                    ------------   ------------     ----------    ------------
Total                                               $285,744,000   $351,248,501          92.98%   $ 11,363,502
                                                    ============   ============     ==========    ============



                                                                              5


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Event & Equity Fund L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
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By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                          Michael Mascis, Principal Accounting Officer
                          (principal financial officer)

Date                       November 17, 2005
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* Print the name and title of each signing officer under his or her signature.